Pension and Severance Plans (Tables)	12 Months Ended
Mar. 31, 2013
Components of Net Periodic Benefit Costs

The components of net periodic benefit costs for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Service cost	29,589	29,774	25,343
Interest cost	16,067	15,196	14,606
Expected return on plan assets	(17,987)	(15,401)	(16,389)
Recognized actuarial loss	11,802	12,219	12,853
Amortization of prior service costs	(10,391)	(10,380)	(10,271)

Net periodic benefit costs	29,080	31,408	26,142

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Service cost	4,160	3,348	2,387
Interest cost	11,165	10,082	10,197
Expected return on plan assets	(9,135)	(9,049)	(9,245)
Amortization of net transition asset	20	139	117
Recognized actuarial loss	2,911	2,771	1,781
Amortization of prior service costs	(32)	(448)	(566)
Losses (gains) on curtailments and settlements	(31)	1,111	(405)

Net periodic benefit costs	9,058	7,954	4,266

Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2012	2013	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	735,853	789,059	206,497	221,641
Service cost	29,774	25,343	3,348	2,387
Interest cost	15,196	14,606	10,082	10,197
Plan participants’ contributions	—	—	684	619
Amendments	(1,119)	—	440	27
Actuarial loss	25,098	49,258	12,376	25,385
Foreign currency exchange rate changes	—	—	(3,273)	27,354
Curtailments and settlements	(301)	—	(577)	(2,106)
Effect of changes in consolidated subsidiaries	8,852	(15,061)	3,104	—
Benefits paid	(24,294)	(36,161)	(11,040)	(10,576)

Benefit obligation at end of the fiscal year	789,059	827,044	221,641	274,928

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	536,648	556,247	140,387	151,139
Actual return on plan assets	18,447	69,491	11,421	17,075
Foreign currency exchange rate changes	—	—	(1,872)	18,460
Employer contribution	15,745	10,369	9,033	10,501
Plan participants’ contributions	—	—	684	619
Curtailments and settlements	—	—	(1,386)	(351)
Effect of changes in consolidated subsidiaries	4,592	(7,003)	2,331	—
Benefits paid	(19,185)	(21,100)	(9,459)	(9,424)

Fair value of plan assets at end of the fiscal year	556,247	608,004	151,139	188,019

Funded status at end of the fiscal year	(232,812)	(219,040)	(70,502)	(86,909)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2012	2013	2012	2013
Noncurrent assets	1,769	2,219	4,399	1,903
Current liabilities	—	—	(2,943)	(2,462)
Noncurrent liabilities	(234,581)	(221,259)	(71,958)	(86,350)

Ending balance	(232,812)	(219,040)	(70,502)	(86,909)

Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2012	2013	2012	2013
Prior service cost (credit)	(75,840)	(64,194)	(2,933)	(2,753)
Net actuarial loss	292,382	264,559	38,196	62,686
Obligation existing at transition	—	—	52	35

Ending balance	216,542	200,365	35,315	59,968

Accumulated Benefit Obligations for All Defined Benefit Pension Plans

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2012	2013	2012	2013
Accumulated benefit obligations	786,679	824,345	189,360	233,949

Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2012	2013	2012	2013
Projected benefit obligations	781,983	819,059	170,314	210,384
Accumulated benefit obligations	779,604	816,360	163,002	204,253
Fair value of plan assets	549,017	599,227	111,667	154,058

Fair Values of Assets Held by Japanese and Foreign Plans

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2012	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	14,586	14,586	—	—
Equity:
Equity securities(a)	130,283	127,918	2,365	—
Fixed income:
Government bonds(b)	255,010	—	255,010	—
Corporate bonds(c)	23,853	—	23,853	—
Asset-backed securities(d)	4,722	—	4,722	—
Commingled funds(e)	58,862	—	58,862	—
Commodity funds(f)	1,850	—	1,850	—
Private equity(g)	23,388	—	—	23,388
Hedge funds(h)	42,258	—	—	42,258
Real estate	1,435	—	—	1,435

Total	556,247	142,504	346,662	67,081

	Japanese plans
	Yen in millions
	Fair value at March 31, 2013	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	8,419	8,419	—	—
Equity:
Equity securities(a)	157,566	154,630	2,936	—
Fixed income:
Government bonds(b)	268,297	—	268,297	—
Corporate bonds(c)	33,053	—	33,053	—
Asset-backed securities(d)	2,797	—	2,797	—
Commingled funds(e)	72,410	—	72,410	—
Commodity funds(f)	1,712	—	1,712	—
Private equity(g)	27,205	—	—	27,205
Hedge funds(h)	35,071	—	—	35,071
Real estate	1,474	—	—	1,474

Total	608,004	163,049	381,205	63,750

(a)	Includes approximately 65 percent and 63 percent of Japanese equity securities, and 35 percent and 37 percent of foreign equity securities for the fiscal years ended March 31, 2012 and 2013, respectively.

(b)	Includes approximately 64 percent and 59 percent of debt securities issued by Japanese national and local governments, and 36 percent and 41 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2012 and 2013, respectively.

(c)	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

(d)	Includes primarily mortgage-backed securities.

(e)	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 42 percent and 48 percent of investments in equity, 56 percent and 48 percent of investments in fixed income, and 2 percent and 4 percent of investments in other for the fiscal years ended March 31, 2012 and 2013, respectively.

(f)	Represents commodity futures funds.

(g)	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

(h)	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2012	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	859	859	—	—
Equity:
Equity securities(a)	36,497	30,514	5,983	—
Fixed income:
Government bonds(b)	43,504	—	43,504	—
Corporate bonds(c)	9,192	—	5,231	3,961
Asset-backed securities	648	—	648	—
Insurance contracts(d)	9,283	—	9,283	—
Commingled funds(e)	43,902	—	43,902	—
Real estate and other(f)	7,254	20	2,151	5,083

Total	151,139	31,393	110,702	9,044

	Foreign plans
	Yen in millions
	Fair value at March 31, 2013	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	171	171	—	—
Equity:
Equity securities(a)	36,917	29,348	7,569	—
Fixed income:
Government bonds(b)	52,061	—	52,061	—
Corporate bonds(c)	20,095	—	15,322	4,773
Asset-backed securities	526	—	526	—
Insurance contracts(d)	11,639	—	11,639	—
Commingled funds(e)	58,007	—	58,007	—
Real estate and other(f)	8,603	73	1,573	6,957

Total	188,019	29,592	146,697	11,730

(a)	Includes primarily foreign equity securities.

(b)	Includes primarily foreign government debt securities.

(c)	Includes primarily foreign corporate debt securities.

(d)	Represents annuity contracts with or without profit sharing.

(e)	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

(f)	Includes primarily private real estate investment trusts.

Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2012 and 2013:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate	Total
Beginning balance at April 1, 2011	19,888	43,688	1,533	65,109
Return on assets held at end of year	450	470	(98)	822
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	3,050	(1,900)	—	1,150
Transfers, net	—	—	—	—

Ending balance at March 31, 2012	23,388	42,258	1,435	67,081

Return on assets held at end of year	3,817	(1,514)	39	2,342
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	—	(5,673)	—	(5,673)
Transfers, net	—	—	—	—

Ending balance at March 31, 2013	27,205	35,071	1,474	63,750

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Corporate bonds	Commingled funds	Real estate and other	Total
Beginning balance at April 1, 2011	4,846	530	3,773	9,149
Return on assets held at end of year	447	—	558	1,005
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	(1,209)	(530)	156	(1,583)
Transfers, net	—	—	—	—
Other*	(123)	—	596	473

Ending balance at March 31, 2012	3,961	—	5,083	9,044

Return on assets held at end of year	260	—	245	505
Return on assets sold during the year	1	—	—	1
Purchases, sales, and settlements, net	(20)	—	(23)	(43)
Transfers, net	—	—	—	—
Other*	571	—	1,652	2,223

Ending balance at March 31, 2013	4,773	—	6,957	11,730

*	Primarily consists of translation adjustments.

Expected Future Benefit Payments

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2014	27,762	10,314
2015	30,427	11,022
2016	32,921	10,658
2017	34,154	11,306
2018	36,391	11,937
2019 — 2023	218,706	68,135

Total Defined Contribution Expenses

Total defined contribution expenses for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Japanese plans	9	464	3,729
Foreign plans	4,350	6,726	13,070

Net Periodic Benefit Cost [Member]
Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2012	2013	2012	2013
Discount rate	1.9%	1.5%	4.7%	4.1%
Rate of compensation increase	*	*	3.5	3.1

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Benefit Obligation [Member]
Weighted-Average Assumptions

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2011	2012	2013	2011	2012	2013
Discount rate	2.3%	2.1%	1.9%	5.5%	5.2%	4.7%
Expected return on plan assets	2.9	3.0	3.0	5.9	6.5	6.1
Rate of compensation increase	*	*	*	4.0	3.5	3.5

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.